Shareholder Report, Line Graph (Details) - USD ($)		9 Months Ended	12 Months Ended	21 Months Ended	33 Months Ended	45 Months Ended	57 Months Ended	69 Months Ended	81 Months Ended	93 Months Ended	105 Months Ended	117 Months Ended
	May 31, 2016	Feb. 28, 2017	Feb. 28, 2026	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000166085 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JPMorgan Ultra-Short Municipal Fund (Class I Shares)
Accumulated Value	$ 1,000,000	$ 1,006,506		$ 1,012,839	$ 1,029,041	$ 1,049,171	$ 1,054,509	$ 1,048,944	$ 1,051,777	$ 1,090,292	$ 1,128,009	$ 1,163,411
Bloomberg 1 Year Municipal Bond C000166085 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	1,005,087		1,011,927	1,030,405	1,055,960	1,069,997	1,063,421	1,059,592	1,097,008	1,136,010	1,175,655
Bloomberg US Municipal C000166085 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	989,403		1,014,171	1,056,030	1,155,942	1,168,174	1,160,465	1,101,310	1,160,978	1,195,357	1,254,682
Bloomberg 1 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-Year Municipal Bond Index
Accumulated Value	10,000	10,051		10,119	10,304	10,560	10,700	10,634	10,596	10,970	11,360	11,757
Bloomberg US Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Index
Accumulated Value	$ 10,000	$ 9,894		$ 10,142	$ 10,560	$ 11,559	$ 11,682	$ 11,605	$ 11,013	$ 11,610	$ 11,954	$ 12,547